Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Lease Expense

The components of the lease expense were as follows:

	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
Operating lease cost	$55,900	$253,183
Short term lease cost	-	-
Total net lease cost	$55,900	$253,183

Supplemental cash flow and other information related to leases was as follows:

	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	33,540	279,038
Weighted average remaining lease term (in years):	2.17	4.84
Weighted average discount rate:	7.00%	12.50%

Operating right-of-use assets are summarized below.

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Office Lease	$186,270	$2,243,971
Less accumulated amortization	(9,665)	(610,764)
Right-of-use, net	$176,605	$1,633,207

Operating lease liabilities are summarized below

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Office Lease	$140,035	$1,798,758
Less: current portion	(68,757)	(547,439)
Long term portion	$71,278	$1,251,319

The components of the lease expense were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operating lease cost	$488,047	$464,183
Short term lease cost	-	-
Total net lease cost	$488,047	$464,183

Supplemental cash flow and other information related to leases was as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	323,292	323,292
Weighted average remaining lease term (in years):	6.25	6.25
Weighted average discount rate:	12.50%	12.50%

Operating right-of-use assets are summarized below.

	Year Ended December 31, 2024	Year Ended December 31, 2023
Office Lease	$2,243,971	$2,412,221
Less accumulated amortization	(610,764)	(489,109)
Right-of-use, net	$1,633,207	$1,923,112

Operating lease liabilities are summarized below

	Year Ended December 31, 2024	Year Ended December 31, 2023
Office Lease	$1,822,053	$2,087,423
Less: current portion	(547,439)	(532,689)
Long term portion	$1,274,614	$1,554,734

Schedule of Future Minimum Payments

Total future minimum payments required under the lease as of December 31, are as follows:

For the Twelve Months Ended December 31,	Operating Leases
2025	$34,211
2026	69,783
2027	47,444
Total	151,438
Less imputed interest	(11,403)
PV of Payments	$140,035

Total future minimum payments required under the lease as of December 31, are as follows:

For the Twelve Months Ended December 31,	Operating Leases
2025	547,439
2026	532,424
2027	548,073
2028	564,191
2029	160,684
Thereafter	189,821
Total	2,352,812
Less imputed interest	(547,439)
PV of Payments	$1,251,319